CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash	$ 17,209	$ 8,516
Accounts receivable, net	25,978	16,383
Inventory	18,414	15,585
Prepaid and other current assets	3,832	1,052
Total current assets	65,433	41,536
Long-term assets
Property, equipment, and right of use assets, net	53,405	33,497
Goodwill	52,825	28,208
Intangible assets, net	74,040	28,887
Other assets	1,705	86
Total long-term assets	181,975	90,678
TOTAL ASSETS	247,408	132,214
Current liabilities
Accounts payable	24,736	13,841
Accrued liabilities	7,282	3,451
Current portion of equipment loans	14,114	5,473
Current portion of lease liabilities	5,122	3,304
Current portion of senior credit facility	3,352	6,857
Deferred revenue	4,511	3,036
Purchase price payable	1,457	5,778
Total current liabilities	60,574	41,740
Long-term liabilities
Equipment loans	233	234
Lease liabilities	14,028	7,195
Senior credit facility	61,114	3,378
Deferred income taxes	344	0
SBA Loan		120
TOTAL LIABILITIES	136,293	52,667
SHAREHOLDERS' EQUITY
Capital stock	247,530	214,254
Contributed surplus	27,393	26,317
Accumulated deficit	(163,808)	(161,024)
TOTAL SHAREHOLDERS' EQUITY	111,115	79,547
TOTAL LIABILITIES AND EQUITY	$ 247,408	$ 132,214